CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares [Member] CNY (¥) shares	Treasury Stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Accumulated other comprehensive income/(loss) [Member] CNY (¥)	Accumulated deficit [Member] Cumulative effect of change in accounting principle CNY (¥)	Accumulated deficit [Member] CNY (¥)	Cumulative effect of change in accounting principle CNY (¥)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2022	¥ 135	¥ (3)	¥ 7,384,670	¥ 108,245	¥ (2,265)	¥ (2,726,919)	¥ (2,265)	¥ 4,766,128
Beginning balance (Shares) at Dec. 31, 2022 | shares	3,994,300,230
Beginning balance, Treasury stock (shares) at Dec. 31, 2022 | shares		(84,354,570)
Share-based payment compensation			133,869					133,869
Share repurchase		¥ (10)	(526,015)					(526,025)
Share repurchase (Shares) | shares		(303,236,220)
Exercise of share options and restricted share units vested (Note 17)	¥ 4	¥ 1	10,899					10,904
Exercise of share options and restricted share units vested (Note 17) (Shares) | shares	66,877,290	28,035,280
Net profit attributable to ordinary shareholders						167,221		167,221
Other comprehensive income (loss)				35,862				35,862
Ending balance at Dec. 31, 2023	¥ 139	¥ (12)	7,003,423	144,107		(2,561,963)		4,585,694
Ending balance (Shares) at Dec. 31, 2023 | shares	4,061,177,520
Ending balance, Treasury stock (shares) at Dec. 31, 2023 | shares		(359,555,510)
Share-based payment compensation			86,872					86,872
Share repurchase		¥ (4)	(106,975)					(106,979)
Share repurchase (Shares) | shares		(123,566,000)
Dividends (Note 18)			(158,671)					(158,671)
Exercise of share options and restricted share units vested (Note 17)		¥ 1	7,565					7,566
Exercise of share options and restricted share units vested (Note 17) (Shares) | shares	262,500	46,455,230
Net profit attributable to ordinary shareholders						367,510		367,510
Other comprehensive income (loss)				15,443				15,443
Ending balance at Dec. 31, 2024	¥ 139	¥ (15)	6,832,214	159,550		(2,194,453)		4,797,435
Ending balance (Shares) at Dec. 31, 2024 | shares	4,061,440,020
Ending balance, Treasury stock (shares) at Dec. 31, 2024 | shares		(436,666,280)
Acquisition of noncontrolling interests			65,085					65,085
Share-based payment compensation			51,767					51,767
Share repurchase		¥ (2)	(91,232)					(91,234)
Share repurchase (Shares) | shares		(79,819,230)
Dividends (Note 18)			(130,413)					(130,413)
Exercise of share options and restricted share units vested (Note 17)	¥ 4	¥ 1	6,275					6,280
Exercise of share options and restricted share units vested (Note 17) (Shares) | shares	8,740,000	55,140,410
Net profit attributable to ordinary shareholders						568,936		568,936
Other comprehensive income (loss)				(115,928)				(115,928)
Ending balance at Dec. 31, 2025	¥ 143	¥ (16)	¥ 6,733,696	¥ 43,622		¥ (1,625,517)		¥ 5,151,928	$ 736,717
Ending balance (Shares) at Dec. 31, 2025 | shares	4,070,180,020
Ending balance, Treasury stock (shares) at Dec. 31, 2025 | shares		(461,345,100)